Selected Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Unaudited quarterly results of operations
Revenue	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 3,177,728	$ 2,984,223	$ 2,862,607
Operating income	104,552	105,672	106,556	87,584	102,888	105,269	103,127	99,149	404,364	410,433	367,319
Net income	$ 87,379	$ 91,785	$ 94,110	$ 73,391	$ 94,738	$ 92,265	$ 68,550	$ 88,353	$ 346,665	$ 343,906	$ 326,176
Basic earnings per share	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 0.49	$ 0.45	$ 0.33	$ 0.43	$ 1.87	$ 1.70	$ 1.60
Diluted earnings per share	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 0.48	$ 0.45	$ 0.33	$ 0.43	$ 1.86	$ 1.69	$ 1.57